Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Finance Income and Finance Costs Recognized in Profit or Loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Finance Income and Finance Costs Recognized in Profit or Loss [Abstract]
Finance income from remeasurement of warrant liabilities	€ 40,567
Foreign currency gains	19,826		3
Income from other interest and similar income	395	24	187
Finance income	60,788	24	190
Finance expense from remeasurement of warrant liabilities	(8,724)	(62,170)	(10,859)
Interest expense from shareholder loans	(21,563)	(16,106)	(2,784)
Interest expense from convertible notes	(20,795)
Loss from extinguishment of loan		(3,725)
Foreign currency losses	(8,199)	(6,660)
Interest expense from leasing	(154)	(156)	(153)
Interest expense from guarantee commissions	(6)	(10)	(67)
Other interest expense	(101)	(56)	(23)
Finance expenses	(59,542)	(88,883)	(13,886)
Net finance result	€ 1,247	€ (88,859)	€ (13,697)